United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Share Class	Ticker
Institutional	FGLEX

Federated Global Equity Fund

A Portfolio of Federated Equity Funds

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2012, was 14.69%. The total return of the Fund's benchmark, the Morgan Stanley Capital International All Country World Index (MSCI-ACWI),1 a broad-based securities market index, was 13.33% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI-ACWI.
MARKET OVERVIEW
The market rallied over the reporting period as moderate growth and supportive monetary policy across the globe boosted investor sentiment. News flow surrounding the economic uncertainty in the euro zone, job growth in the U.S. and economic growth in China drove markets as the “risk-on/risk-off” environment continued to be a major driver of performance. While actions taken during the reporting period lessened the risks, long-term solutions to these major issues remained a work in progress. Uncertainty about leadership changes in the United States and China weighed on markets until the end of the fiscal year. While transitions in both countries neared completion, many challenges remained for the world's two largest economies.
In 2012, global equity markets had their best start since 1998. Attempts by central banks to push the global economy further along the path of recovery continued. The European Central Bank (ECB) injected over €525 billion of liquidity as part of the Long Term Refinancing Operation (LTRO) in an attempt to improve balance sheets and restore confidence in the banking system. As a result, long term sovereign yields in Spain and Italy, for example, fell during the fiscal year from the “danger zone” (greater than 7%) down to a manageable 4-5% range. Meanwhile, Greece completed the largest debt restructuring of the modern era in order to avoid defaulting on its obligations.
Global growth was foggy at times during the reporting period, but markets rallied over time on clear valuation support, lower volatility, liquidity support and improved certainty. In August, a major policy announcement by the ECB to do “whatever it takes” to avoid a melt-down in the euro zone, combined with the Federal Reserve's launching another round of quantitative easing (QE3), extended the stock market rally. Globally, the equity indices were led higher by deep value stocks, select emerging markets and Europe. As positive economic and corporate news buttressed policy response, equity volatility hit a five-year low.
Annual Shareholder Report
1

In addition, during the third quarter of the fiscal year, the ECB cut its benchmark rate by 0.25% to a record low of 0.75% in order to help fight economic weakness. As we entered September, Germany's Constitutional Court approved the formation of the European Stability Mechanism (the ESM), a permanent euro-zone bailout fund designed to lend governments the necessary funds to recapitalize their banking systems. At the Fund's fiscal year-end, the situation surrounding the European sovereign debt crisis had improved.
While headlines focused on China's slowing growth, the world's second largest economy continued to expand relatively rapidly as the country shifted its focus from low-end exports to higher value-added goods and to domestic-led growth. Gross domestic product (GDP) in the third quarter of the fiscal year grew at 7.4%, while industrial production recovered from summer lows to close the reporting period up 10.1%. The Chinese labor market remained healthy with the unemployment rate at only 4.1% in September. In addition to monetary easing, the Chinese government continued to invest in infrastructure by spending over $158 billion on subway projects, highway construction and sewage treatment plants. The Chinese political leadership transition was completed in November. Positive trends, such as solid retail sales and improved industrial production outlook, began developing late in 2012, confirming growth and thereby driving equity market performance.
In Latin America, the Brazilian central bank surprised the market by lowering its key target interest rate (SELIC) from 11.5% to 7.25% over the reporting period. Reduced borrowing rates and strong global demand meant many emerging markets, such as Brazil and Mexico, experienced strong economic growth driven by domestic demand, foreign direct investment and favorable demographics.
For the 12-month reporting period ended November 30, 2012, the MSCI USA Index2 (+15.4%) outperformed both the MSCI Emerging Markets Index3 (+11.4%) and MSCI EAFE Index4 (+12.6%). The MSCI EAFE Index consists of the MSCI country indices that represent developed markets outside of North America (Europe, Australasia and the Far East). There was a strong divergence amongst country returns. Select developed countries beat MSCI USA Index returns including MSCI Belgium (+36.1%), MSCI New Zealand (+31.0%) and MSCI Denmark (+25.3%). MSCI Philippines (+47.6%) topped the emerging country returns.5
FUND PERFORMANCE
Country allocation remained a key driver of performance for the reporting period. The Fund maintained exposure to select healthy, high sovereign quality, developed & emerging markets.6
In Europe, the Fund maintained its overweight in Germany as strength in German companies led a strong labor market with unemployment hovering around new post-reunification lows below 7%. Low borrowing costs and solid demand boosted performance of insurance giant Allianz (+32.4%). Norway, the
Annual Shareholder Report
2

Fund's second largest overweight allocation, contributed to Fund performance as companies benefited most from strong demand in petroleum exploration and production. The Fund's Norway basket was led by strong performance of Fred Olsen Energy (+45.2%).
The Fund's U.S. industry group positioning modestly contributed positively to performance as Media, Pharma and stock positioning in Energy outperformed. The Fund's holdings in Dish Network (+50.8%), Gilead (115.2%) and Valero (+49.0%) outperformed. Fund performance was negatively impacted by the Fund's U.S. positioning in Tech Hardware and Consumer Durables & Apparel. Companies such as Dell (-26.2%) and Coach (-21.2%) underperformed.
Mexico, the Fund's best performer, continued to benefit from a return to growth in U.S. manufacturing, solid domestic demand, positive consumer trends and strong foreign direct investment. Companies such as Grupo Financiero Banorte SAB de CV (+69.4%), Alfa SAB de CV (+79.4%) and Fomento Economico Mexicano SAB de CV (+46.1%) turned in positive performance as demand for domestic banking services, auto manufacturing and consumer goods supported growth.
The Fund's Asian exposure contributed negatively to performance. While China's economy continued to expand, demand for autos, electronics and luxury goods slowed during the reporting period. Demand for steel and other capital goods was below expectations. Companies that were affected by Asian industrial demand such as Japan's Mitsubishi Chemical Holdings (-22.3%) and Hyundai Heavy Industries (-22.7%), underperformed during the period.
The Fund's weakest allocation on a relative basis was Brazil (-8.9%) which detracted from performance as the Fund was overweight. Despite a rebound in domestic economic growth and accommodative monetary policy, segments of Brazil's economy underperformed. Brazil's President Rousseff announced several policies to encourage economic growth and increase consumption. These policies were designed to support Brazilian growth in the long-term, but caused short-term market uncertainty in several segments, including Telecommunication and Banking industries, where stocks such as TIM Participacoes (-33.6%) and Banco do Brasil (-19.6%) underperformed.
1	The MSCI ACWI is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of November 2012, the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

2	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large and mid-cap U.S. equity market performance. The MSCI USA Index is a member of the MSCI international equity index series and represents the U.S. equity portion of the global benchmark MSCI ACWI (All Country World Index). The index is unmanaged, and it is not possible to invest directly in an index.
3	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of November 2012, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged, and it is not possible to invest directly in an index.
4	The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets outside of North America (Europe, Australasia and the Far East). As of November 2012, the MSCI EAFE Index consisted of 22 developed market country indices. The developed market country indices included are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged, and it is not possible to invest directly in an index.
5	MSCI country indexes are constructed by identifying every listed security in the market. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The indexes are unmanaged, and it is not possible to invest directly in an index.
6	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries. Currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report
4

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for Institutional Shares over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Global Equity Fund (Institutional Shares) (the “Fund”) from December 3, 2010 (start of performance) to November 30, 2012, as compared to the MSCI All Country World Index (MSCI ACWI).2
Average Annual Total Returns for the Period Ended 11/30/2012
Share Class	1 Year	Start of Performance*
Institutional Shares	14.69%	5.45%
*	The Fund's Institutional Shares commenced operations on 12/3/2010.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment-Institutional shares
1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI ACWI has been adjusted to reflect the reinvestment of dividends on securities in the index.
2	The MSCI ACWI is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The Index is unmanaged, and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	43.8%
Germany	11.1%
China	9.4%
Mexico	8.2%
Norway	7.9%
South Korea	7.5%
Brazil	5.2%
Japan	3.5%
Denmark	2.9%
Derivative Contracts[2]	0.4%
Cash Equivalents[3]	0.7%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Based upon net realized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) value or may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

At November 30, 2012, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	16.9%
Financials	16.2%
Consumer Discretionary	14.9%
Energy	10.4%
Health Care	10.0%
Consumer Staples	8.9%
Materials	7.8%
Industrials	7.6%
Telecommunication Services	5.9%
Utilities	0.9%
Derivative Contracts[2]	0.4%
Cash Equivalents[3]	0.7%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
5	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
7

Portfolio of Investments
November 30, 2012
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.5%
		Brazil—5.2%
6,000		Banco Do Brasil SA	$61,522
2,660		CIELO SA	69,276
1,000		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	43,280
1,800		Companhia de Bebidas das Americas (AmBev), ADR	74,898
3,400		Itau Unibanco Holding SA, ADR	51,510
2,500		Localiza Rent A Car SA	41,592
6,000		Marcopolo SA, Preference	35,268
3,200		Petroleo Brasileiro SA, ADR	56,160
1,200		Tim Participacoes S.A., ADR	21,276
7,000		Vale SA, ADR	119,630
		TOTAL	574,412
		China—9.4%
84,000		Air China	56,251
300	[1]	Baidu.com, Inc., ADR	28,893
200,000		Bank of China Ltd.	84,385
100,000		Bosideng International Holdings Ltd.	30,580
2,150		China Mobile Ltd., ADR	122,378
32,000		China Overseas Land & Investment	94,965
510		CNOOC Ltd., ADR	108,712
30,000		Dongfeng Motor Corp.	42,193
21,000		Golden Eagle Retail Group Ltd.	49,857
70,000		Guangdong Invest	56,902
12,000		HSBC Holdings PLC	122,603
400		PetroChina Co. Ltd., ADR	53,260
30,000		PICC Property and Casualty Co., Ltd., Class H	38,670
8,800		Prada Holding SpA	72,669
2,500		Tencent Holdings Ltd.	81,417
		TOTAL	1,043,735
		Denmark—2.9%
5	[1]	A P Moller-Maersk A/S	35,702
2,400		Chr.Hansen Holding	77,695
4,000		Danske Bank A/S	68,581
2,800		GN Store Nord AS	39,562
400		Novo Nordisk A/S, ADR	63,468
Annual Shareholder Report
8

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Denmark—continued
350		Rockwool International A/S	$36,822
		TOTAL	321,830
		Germany—11.1%
1,300		Allianz SE	168,986
1,500		BASF SE	134,411
1,300		Bayerische Motoren Werke AG	115,289
700		Continental AG	77,473
2,100		Daimler AG	103,729
3,000		Deutsche Telekom AG, Class REG	33,047
550		Fresenius SE & Co KGaA	63,576
1,100		Gerresheimer AG	56,373
600		Hannover Rueckversicherung AG	44,205
700		Muenchener Rueckversicherungs-Gesellschaft AG	119,487
1,000		RWE AG	41,702
500		SAP AG, ADR	38,995
1,800		Siemens AG	185,639
1,600		Suedzucker AG	63,030
		TOTAL	1,245,942
		Japan—3.5%
14,000		Asahi Kasei Corp.	79,820
1,000		Astellas Pharma, Inc.	50,585
2,500		Chugai Pharmaceutical Co. Ltd.	49,554
2,000		Japan Tobacco, Inc.	59,926
11,000		Kaneka Corp.	55,244
11,000		Mitsubishi Chemical Holdings Corp.	48,038
1,200		Takeda Pharmaceutical Co. Ltd.	54,880
		TOTAL	398,047
		Mexico—8.2%
35,000		Alfa SAB de C.V., Class A	72,877
6,000		America Movil S.A.B. de C.V., Class L ADR	141,540
2,000		Fomento Economico Mexicano, SA de C.V., ADR	196,160
27,100		Grupo Financiero Banorte S.A. de C.V.	154,657
3,116	[1]	Grupo Financiero Santander Mexico SAB de CV, ADR	45,525
1,700		Grupo Televisa S.A., GDR	40,239
1,250		Industrias Penoles, S.A. de CV	63,267
42,107		Nuevo Grupo Mexico SA, Class B	138,366
19,100		Wal-Mart de Mexico SAB de CV	59,943
		TOTAL	912,574
Annual Shareholder Report
9

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—7.9%
9,200		DnB ASA	$114,585
2,400		Fred Olsen Energy ASA	106,008
4,200		Seadrill Ltd.	161,640
7,600		Statoil ASA	185,826
3,400		Subsea 7 SA	77,730
3,800		Telenor ASA	77,148
3,100		Yara International ASA	155,480
		TOTAL	878,417
		South Korea—7.5%
150		Hyundai Heavy	29,228
750		Hyundai Motor Co.	156,185
2,200		Kia Motors Corp.	125,761
280		Samsung Electronics Co.	363,559
1,400		Samsung Heavy Industries	47,126
380		Samsung SDI Co. Ltd.	54,569
400		SK Innovation Co. Ltd.	61,135
		TOTAL	837,563
		United States—43.8%
2,050		Accenture PLC	139,236
500		Apple, Inc.	292,640
2,500		Automatic Data Processing, Inc.	141,900
6,000		Bank of America Corp.	59,160
1,900		Bank of New York Mellon Corp.	45,486
1,700	[1]	BMC Software, Inc.	69,632
11,100		Cisco Systems, Inc.	209,901
3,800		Citigroup, Inc.	131,366
900		Coach, Inc.	52,056
1,000		Diamond Offshore Drilling, Inc.	69,000
4,200		Discover Financial Services	174,762
5,400	[1]	DISH Network Corp., Class A	200,016
1,200		Exxon Mobil Corp.	105,768
3,700	[1]	Forest Laboratories, Inc., Class A	131,202
12,200		Frontier Communications Corp.	58,682
10,400		General Electric Co.	219,752
900	[1]	Gilead Sciences, Inc.	67,500
2,000		HollyFrontier Corp.	90,660
300		IBM Corp.	57,021
3,000		KBR, Inc.	83,400
Annual Shareholder Report
10

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
6,400		Kroger Co.	$167,936
2,200		Lincoln National Corp.	54,340
1,000	[1]	Lululemon Athletica Inc.	71,780
2,600		Merck & Co., Inc.	115,180
1,600		MetLife, Inc.	53,104
5,000	[1]	MetroPCS Communications, Inc.	53,250
8,000		Microsoft Corp.	212,960
4,300	[1]	Mylan Inc.	116,874
1,100		Nike, Inc., Class B	107,228
3,800		Oracle Corp.	121,980
10,400		Pfizer, Inc.	260,208
1,000		Prudential Financial, Inc.	52,120
3,100		Scripps Networks Interactive	183,024
3,700		TD Ameritrade Holding Corp.	59,940
2,600		Valero Energy Corp.	83,876
3,450		Verizon Communications, Inc.	152,214
4,600		Viacom, Inc., Class B	237,406
3,400		Wal-Mart Stores, Inc.	244,868
600	[1]	Waters Corp.	50,730
900		Whole Foods Market, Inc.	84,024
		TOTAL	4,882,182
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,158,984)	11,094,702
		MUTUAL FUND—0.7%
73,409	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15% (AT NET ASSET VALUE)	73,409
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $10,232,393)[4]	11,168,111
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(12,657)
		TOTAL NET ASSETS—100%	$11,155,454
Annual Shareholder Report
11

At November 30, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/4/2012	6,000,000 INR	$106,064	$110,219	$4,155
12/7/2012	180,549 TRY	$97,357	$100,953	$3,596
12/13/2012	116,000 GBP	$184,869	$185,847	$978
12/13/2012	401,905 GBP	$640,315	$643,905	$3,590
12/13/2012	213,300 CAD	$218,814	$214,670	$(4,144)
12/13/2012	168,500 EUR	$214,372	$219,173	$4,801
1/10/2013	5,334,876 RUB	$169,200	$171,641	$2,441
1/22/2013	6,000,000 INR	$108,637	$109,209	$572
3/6/2013	262,700 NZD	$214,460	$214,335	$(125)
Contracts Sold:
12/4/2012	6,000,000 INR	$109,449	$110,304	$(855)
12/7/2012	180,549 TRY	$100,590	$100,953	$(363)
12/10/2012	52,566,849 JPY	$666,779	$637,758	$29,021
12/13/2012	125,000 GBP	$200,087	$200,267	$(180)
12/13/2012	442,000 EUR	$576,709	$574,924	$1,785
1/22/2013	221,000 BRL	$105,767	$102,610	$3,157
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$48,429
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
12

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,882,182	$—	$—	$4,882,182
International	6,212,520[1]	—	—	6,212,520
Mutual Fund	73,409	—	—	73,409
TOTAL SECURITIES	$11,168,111	$—	$—	$11,168,111
OTHER FINANCIAL INSTRUMENTS[2]	$—	$48,429	$—	$48,429
1	Includes $3,117,668 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollars
EUR	—Euro
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
NZD	—New Zealand Dollar
RUB	—Russian Ruble
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2012	Period Ended 11/30/20111
Net Asset Value, Beginning of Period	$9.67	$10.00
Income From Investment Operations:
Net investment income	0.14	0.12
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.27	(0.43)
TOTAL FROM INVESTMENT OPERATIONS	1.41	(0.31)
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)
Net Asset Value, End of Period	$11.05	$9.67
Total Return2	14.69%	(3.09)%
Ratios to Average Net Assets:
Net expenses	1.15%	1.15%[3]
Net investment income	1.31%	1.14%[3]
Expense waiver/reimbursement[4]	2.99%	3.13%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,155	$9,695
Portfolio turnover	51%	49%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
2	Based on net asset value. Total returns for less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $73,409 of investment in an affiliated holding (Note 5) (identified cost $10,232,393)		$11,168,111
Cash denominated in foreign currencies (identified cost $8,818)		8,810
Receivable for investments sold		124,029
Unrealized appreciation on foreign exchange contracts		54,096
Income receivable		26,820
TOTAL ASSETS		11,381,866
Liabilities:
Payable for investments purchased	$118,144
Unrealized depreciation on foreign exchange contracts	5,667
Payable for portfolio accounting fees	56,577
Payable for auditing fees	25,000
Payable to adviser (Note 5)	1,270
Payable for Directors'/Trustees' fees	174
Payable for share registration costs	8,335
Accrued expenses	11,245
TOTAL LIABILITIES		226,412
Net assets for 1,009,774 shares outstanding		$11,155,454
Net Assets Consist of:
Paid-in capital		$10,099,376
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		983,771
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(37,870)
Undistributed net investment income		110,177
TOTAL NET ASSETS		$11,155,454
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$11,155,454 ÷ 1,009,774 shares outstanding, no par value, unlimited shares authorized		$11.05
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Dividends (including $418 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $18,372)			$258,672
Expenses:
Investment adviser fee (Note 5)		$94,447
Administrative fee (Note 5)		114,846
Custodian fees		13,586
Transfer and dividend disbursing agent fees and expenses		3,502
Directors'/Trustees' fees		888
Auditing fees		25,000
Legal fees		9,347
Portfolio accounting fees		121,755
Share registration costs		26,261
Printing and postage		15,207
Insurance premiums		3,856
Miscellaneous		6,107
TOTAL EXPENSES		434,802
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(94,447)
Waiver of administrative fee	(18,708)
Reimbursement of other operating expenses	(200,449)
TOTAL WAIVERS AND REIMBURSEMENTS		(313,604)
Net expenses			121,198
Net investment income			137,474
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			81,725
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			1,199,342
Net realized and unrealized gain on investments and foreign currency transactions			1,281,067
Change in net assets resulting from operations			$1,418,541
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
	Year Ended 11/30/2012	Period Ended 11/30/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,474	$117,604
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	81,725	(207,619)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,199,342	(215,571)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,418,541	(305,586)
Distributions to Shareholders:
Distributions from net investment income	(34,777)	(22,100)
Share Transactions:
Proceeds from sale of shares	61,002	10,001,100
Net asset value of shares issued to shareholders in payment of distributions declared	34,777	22,100
Cost of shares redeemed	(19,489)	(114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	76,290	10,023,086
Change in net assets	1,460,054	9,695,400
Net Assets:
Beginning of period	9,695,400	—
End of period (including undistributed net investment income of $110,177 and $28,383, respectively)	$11,155,454	$9,695,400
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
November 30, 2012
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide long term capital appreciation. The Fund's Institutional Shares commenced operations on December 3, 2010.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report
18

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report
19

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Annual Shareholder Report
20

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specific amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specific amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of November 30, 2012, the Fund had no outstanding futures contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Annual Shareholder Report
21

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $47,108 and $29,186, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$54,096	Unrealized depreciation on foreign exchange contracts	$5,667
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$100,074
Annual Shareholder Report
22

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$39,266
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following table summarizes share activity:
	Year Ended 11/30/2012	Period Ended 11/30/2011[1]
Shares sold	5,665	1,000,105
Shares issued to shareholders in payment of distributions declared	3,708	2,131
Shares redeemed	(1,825)	(10)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	7,548	1,002,226
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions.
For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(20,903)	$20,903
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2012 and the period ended November 30, 2011, was as follows:
	2012	2011[1]
Ordinary income	$34,777	$22,100
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to November 30, 2011.

Annual Shareholder Report
23

As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$110,177
Undistributed long-term capital gains	$6,687
Net unrealized appreciation	$939,214
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to different treatments for unrealized gains and losses on foreign currency contracts.
At November 30, 2012, the cost of investments for federal tax purposes was $10,232,393. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $935,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,383,068 and net unrealized depreciation from investments for those securities having an excess of cost over value of $447,350.
The Fund used capital loss carryforwards of $131,335 to offset taxable capital gains realized during the year ended November 30, 2012.
5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended November 30, 2012, the Adviser voluntarily waived $94,200 of its fee and voluntarily reimbursed $200,449 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report
24

Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $18,708 of its fee. The net fee paid to FAS was 0.916% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Expense Limitation
The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.15% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $247. Transactions involving the affiliated holding during the year ended November 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	20,231
Purchases/Additions	2,278,614
Sales/Reductions	2,225,436
Balance of Shares Held 11/30/2012	73,409
Value	$73,409
Dividend Income	$418
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$5,469,344
Sales	$5,246,788
Annual Shareholder Report
25

7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended November 30, 2012, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2012, 83.49% qualify for the dividend received deduction available to corporate shareholders.
If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.
For the fiscal year ended November 30, 2012, the Fund derived $186,760 of gross income from foreign sources and paid foreign taxes of $18,372.
Annual Shareholder Report
26

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees of federated equity funds and shareholders OF Federated GLOBAL EQUITY fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Equity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended, and financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Global Equity Fund as of November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report
27

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,135.70	$6.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.25	$5.81
1	Expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
Annual Shareholder Report
28

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: May 1992	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 1992	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
29

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: May 1992	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
30

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
31

OFFICERS**
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1992	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Audrey H. Kaplan Birth Date: February 20, 1967 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: February 2011	Principal Occupations: Audrey H. Kaplan has been the Fund's Portfolio Manager since February 2011. She is Vice President of the Trust with respect to the Fund. Prior to joining Federated, Ms. Kaplan was employed with Rochdale Investment Management LLC where she served as a Portfolio Manager for several portfolios including the Rochdale Investment Trust Atlas Portfolio and Senior Vice President in Quantitative Research from February 2004 to August 2007. Prior to joining Rochdale, Ms. Kaplan was a Hedge Fund Consultant at BlueCrest Capital Management from December 2002 to December 2003, Vice President and European Quantitative Strategist with Merrill Lynch International from August 2000 to December 2002, and Project Manager of Global Emerging Markets Research with Robert Fleming & Co., Ltd from February 1998 to December 1999. Ms. Kaplan has 23 years of experience in quantitative analysis, portfolio strategy, and research. Ms. Kaplan earned her B.S. in Computer and Systems Engineering from Rensselear Polytechnic Institute and her Masters in Finance from London Business School.
Annual Shareholder Report
33

Evaluation and Approval of Advisory Contract–May 2012
Federated Global Equity Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
34

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
35

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Annual Shareholder Report
36

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report
37

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
39

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172180
Q450778 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	RIMAX
B	ICFBX
C	ICFFX
R	ICFKX
Institutional	ICFIX

Federated InterContinental Fund
Successor to the Rochdale Atlas Portfolio Established 1998

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2012, was 13.20%, 12.34%, 12.34%, 13.00% and 13.56% for the Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares, respectively. The return of the Fund's benchmark, the Morgan Stanley Capital International All Country World ex USA Index (MSCI ACWI ex USA),1 a broad-based securities market index, was 11.65% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the MSCI ACWI ex USA.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The market rallied over the reporting period as moderate growth and supportive monetary policy across the globe boosted investor sentiment. News flow surrounding the economic uncertainty in the eurozone, job growth in the U.S. and economic growth in China drove markets as the “risk-on/risk-off” environment continued to be a major driver of performance. While actions taken during the reporting period lessened the risks, long-term solutions to these major issues remained a work in progress. Uncertainty about leadership changes in the United States and China weighed on markets until the end of the fiscal year. While transitions in both countries neared completion, many challenges remained for the world's two largest economies.
In 2012, global equity markets had their best start since 1998. Attempts by central banks to push the global economy further along the path of recovery continued. The European Central Bank (ECB) injected over €525 billion of liquidity as part of the Long Term Refinancing Operation (LTRO) in an attempt to improve balance sheets and restore confidence in the banking system. As a result, long term sovereign yields in Spain and Italy, for example, fell during the fiscal year from the “danger zone” (greater than 7%) down to a manageable 4-5% range. Meanwhile, Greece completed the largest debt restructuring of the modern era in order to avoid defaulting on its obligations.
Global growth was foggy at times during the reporting period, but markets rallied over time on clear valuation support, lower volatility, liquidity support and improved certainty. In August, a major policy announcement by the ECB to do “whatever it takes” to avoid a melt-down in the euro zone, combined with the Federal Reserve's launching another round of quantitative easing (QE3), extended the stock market rally. Globally, the equity indices were led higher by deep value stocks, select emerging markets and Europe. As positive economic and corporate news buttressed policy response, equity volatility hit a five-year low.
Annual Shareholder Report

In addition, during the third quarter of the fiscal year, the ECB cut its benchmark rate by 0.25% to a record low of 0.75% in order to help fight economic weakness. As we entered September, Germany's Constitutional Court approved the formation of the European Stability Mechanism (the ESM), a permanent eurozone bailout fund designed to lend governments the necessary funds to recapitalize their banking systems. At the Fund's fiscal year-end, the situation surrounding the European sovereign debt crisis had improved.
While headlines focused on China's slowing growth, the world's second largest economy continued to expand relatively rapidly as the country shifted its focus from low-end exports to higher value-added goods and to domestic growth. Gross domestic product (GDP) in the third quarter of the fiscal year grew at 7.4%, while industrial production recovered from summer lows to close the reporting period up 10.1%. The Chinese labor market remained healthy with the unemployment rate at only 4.1% in September. In addition to monetary easing, the Chinese government continued to invest in infrastructure by spending over $158 billion on subway projects, highway construction and sewage treatment plants. The Chinese political leadership transition was completed in November. Positive trends, such as solid retail sales and improved industrial production outlook, began developing late in 2012, confirming growth and thereby driving equity market performance.
In Latin America, the Brazilian central bank surprised the market by lowering its key target interest rate (SELIC) from 11.5% to 7.25% over the reporting period. Reduced borrowing rates and strong global demand meant many emerging markets, such as Brazil and Mexico, experienced strong economic growth driven by domestic demand, foreign direct investment and favorable demographics.
For the 12-month reporting period ended November 30, 2012, the return of the MSCI EAFE Index,2 which represents developed markets outside of North America, was 12.6%, which outperformed the 11.4% return of the MSCI Emerging Markets Index.3 In addition, there was a strong divergence amongst country returns. Select developed countries beat MSCI USA Index returns including MSCI Belgium (+36.1%), MSCI New Zealand (+31.0%) and MSCI Denmark (+25.3%). MSCI Philippines (+47.6%) topped the emerging country returns.4
FUND PERFORMANCE
Country allocation remained a key driver of performance for the fiscal year, as it consistently has been over the past five years. The Fund maintained exposure to select healthy, high sovereign quality, developed & emerging markets.5
In Europe, the Fund maintained its overweight in Germany as strength in German companies led a strong labor market with unemployment hovering around new post-reunification lows below 7%. Low borrowing costs and solid demand boosted performance of insurance giant Allianz (+32.1%). Norway, the
Annual Shareholder Report

Fund's second largest overweight allocation, contributed positively to Fund performance as companies benefited most from strong demand in petroleum exploration and production. The Fund's Norway allocation was led by strong performance of Fred Olsen Energy (+46.6%).
Mexico was the Fund's best performer as the country continued to benefit from a return to growth in U.S. manufacturing, solid domestic demand, positive consumer trends and strong foreign direct investment. Companies such as Grupo Financiero Banorte SAB de CV (+69.1%), Alfa SAB de CV (+78.4%) and Fomento Economico Mexicano SAB de CV (+46.2%) turned in positive performance as demand for domestic banking services, auto manufacturing and consumer goods supported growth.
The Fund's Asian exposure contributed negatively to performance. While China's economy continued to expand, demand for autos, electronics and luxury goods slowed during the reporting period. Demand for steel and other capital goods was below the market's expectations. Companies that were affected by Asian consumer and industrial demand, such as Japan's Shiseido Co Ltd (-14.2%) and Korea's Dongkuk Steel Mill Co Ltd (-13.1%), underperformed during the reporting period.
The Fund's weakest investment on a relative basis was Brazil (-8.9% return in the MSCI ACWI ex USA) which detracted from performance as the Fund was overweight. Despite a rebound in domestic economic growth and accommodative monetary policy, segments of Brazil's economy underperformed. Brazil's President Rousseff announced several policies to encourage economic growth and increase consumption. These policies were designed to support Brazilian growth in the long-term, but caused short-term market uncertainty in several segments, including Telecommunication and Banking industries, where stocks such as TIM Participacoes (-32.9%) and Banco do Brasil (-20.4%) underperformed.
Annual Shareholder Report

1	The MSCI ACWI ex USA is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of November 2012, the MSCI ACWI ex USA consisted of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged, and it is not possible to invest directly in an index.
2	The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets outside of North America (Europe, Australasia and the Far East). As of November 2012, the MSCI EAFE Index consisted of 22 developed market country indices. The developed market country indices included are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged, and it is not possible to invest directly in an index.
3	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of November 2012, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The index is unmanaged, and it is not possible to invest directly in an index.
4	MSCI country indexes are constructed by identifying every listed security in the market. Securities are free float adjusted, classified in accordance with the Global Industry Classification Standard (GICS®), and screened by size, liquidity and minimum free float. The indices are unmanaged, and it is not possible to invest directly in an index.
5	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. International small company stocks may be less liquid and subject to greater price volatility than international large company stocks.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT1
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0002 in the Federated InterContinental Fund (the “Fund”) from November 30, 2002 to November 30, 2012, compared to the MSCI ACWI ex USA.3
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #2)
Share Class	1 Year	5 Years	10 Years
Class A Shares	6.96%	(5.82)%	9.52%
Class B Shares	6.84%	(5.83)%	9.54%
Class C Shares	11.34%	(5.49)%	9.37%
Class R Shares	13.00%	(5.06)%	9.80%
Institutional Shares	13.56%	(4.44)%	10.32%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–CLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–CLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Growth of a $10,000 Investment–CLASS R SHARES
Annual Shareholder Report

Growth of a $10,000 Investment–Institutional SHARES
1	Federated InterContinental Fund is the successor to Rochdale Atlas Portfolio pursuant to a reorganization that took place on August 24, 2007. Shareholders of the Rochdale Atlas Portfolio received Class A Shares of the Fund as a result of the reorganization. The information presented above, for the periods prior to August 24, 2007, is historical information for Rochdale Atlas Portfolio. The fiscal year end of Rochdale Atlas Portfolio was December 31. The Fund's Class B, Class C, Class R and Institutional Shares commenced operations on August 25, 2007. For the period prior to the commencement of operations of the Fund's Class B Shares, Class C Shares and Class R Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of each new share class. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of the Institutional Shares.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); For Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from purchase date; For Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI ACWI ex USA has been adjusted to reflect reinvestment of dividends on securities in the index.
3	The MSCI ACWI ex USA is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Germany	18.2%
Japan	15.1%
China	12.2%
Norway	12.1%
South Korea	11.2%
Mexico	10.9%
Brazil	8.6%
Denmark	7.9%
United Kingdom	0.3%
U.S. Treasury Security	0.1%
Cash Equivalents[2]	2.6%
Derivative Contracts[3]	0.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2012, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	17.4%
Consumer Discretionary	13.6%
Materials	13.3%
Industrials	10.3%
Energy	10.2%
Consumer Staples	8.4%
Information Technology	8.2%
Health Care	7.9%
Telecommunication Services	4.9%
Utilities	2.3%
U.S. Treasury Security	0.1%
Cash Equivalents[2]	2.6%
Derivative Contracts[3]	0.6%
Other Assets and Liabilities—Net[4]	0.2%
TOTAL	100.0%
5	Except for U.S. Treasury Security, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2012
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—96.5%
		Brazil—8.6%
372,000		Banco Do Brasil SA	$3,814,358
370,000		BM&F Bovespa SA	2,223,325
157,000		CIELO SA	4,088,848
59,000		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	2,553,520
107,000		Companhia de Bebidas das Americas (AmBev), ADR	4,452,270
97,000		Embraer—Empresa Brasileira de Aeronautica SA, ADR	2,418,210
157,000		Itau Unibanco Holding SA, ADR	2,378,550
175,500		Localiza Rent A Car SA	2,919,798
320,000		Marcopolo SA, Preference	1,880,943
160,000		Petroleo Brasileiro SA, ADR	2,808,000
150,000		Porto Seguro SA	1,581,571
300,000		Randon Participacoes SA, Preference	1,600,524
132,000		Tim Participacoes SA, ADR	2,340,360
187,000		Tractebel Energia SA	3,049,864
513,000		Vale SA, ADR	8,767,170
		TOTAL	46,877,311
		China—12.2%
5,900,000		Air China	3,950,995
15,000	[1]	Baidu.com, Inc., ADR	1,444,650
6,500,000		Bank of China Ltd.	2,742,510
4,000,000		Beijing Datang Power, Class H	1,398,674
8,900,000		Bosideng International Holdings Ltd.	2,721,607
152,832		Burberry Group PLC	3,151,352
103,000		China Mobile Ltd., ADR	5,862,760
1,600,000		China Overseas Land & Investment	4,748,265
27,000		CNOOC Ltd., ADR	5,755,320
1,500,000		Dongfeng Motor Corp.	2,109,623
1,100,000		Golden Eagle Retail Group Ltd.	2,611,545
900,000		Great Wall Motor Company Ltd.	2,967,020
3,500,000		Guangdong Invest	2,845,088
1,172,899		HSBC Holdings PLC	11,983,429
23,500		PetroChina Co. Ltd., ADR	3,129,025
1,500,000		PICC Property and Casualty Co., Ltd., Class H	1,933,498
450,000		Prada Holding SpA	3,716,033
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
120,000		Tencent Holdings Ltd.	$3,908,028
		TOTAL	66,979,422
		Denmark—7.9%
500		A.P. Moller Maersk A/S	3,570,246
60,000		Carlsberg A/S, Class B	5,841,745
140,570		Chr. Hansen Holding	4,550,642
305,000	[1]	Danske Bank A/S	5,229,285
162,000		DSV, De Sammensluttede Vognmad AS	3,823,859
180,000		GN Store Nord A/S	2,543,277
350,000		Nordea Bank AB	3,203,649
72,500		Novo Nordisk A/S, ADR	11,503,575
31,200		Rockwool International A/S	3,282,464
		TOTAL	43,548,742
		Germany—18.2%
89,600		Allianz SE	11,647,033
118,200		BASF SE	10,591,591
25,000		Bayer AG	2,261,318
91,000		Bayerische Motoren Werke AG	8,070,242
48,682		Continental AG	5,387,936
211,500		Daimler AG	10,446,957
215,000		Deutsche Telekom AG, Class REG	2,368,353
127,500		Deutsche Wohnen AG	2,465,731
15,437		Fresenius SE & Co KGaA	1,784,397
42,000		Gerresheimer AG	2,152,410
88,000		Hannover Rueckversicherung AG	6,483,464
42,000		Leoni AG	1,457,063
56,900		Muenchener Rueckversicherungs-Gesellschaft AG	9,712,613
58,000		RWE AG	2,418,710
35,300		SAP AG, ADR	2,753,047
161,100		Siemens AG	16,614,727
88,500		Suedzucker AG	3,486,318
		TOTAL	100,101,910
		Japan—15.1%
125,000		Aisin Seiki Co.	3,693,819
1,485,000		Asahi Kasei Corp.	8,466,671
95,500		Astellas Pharma, Inc.	4,830,897
35,000		Autobacs Seven Co. Ltd.	1,365,015
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
125,000		Chugai Pharmaceutical Co. Ltd.	$2,477,710
100,000		Daiwa House Industry Co. Ltd.	1,528,477
750,000		Hitachi Ltd.	4,330,685
228,600		Japan Tobacco, Inc.	6,849,542
810,000		Kaneka Corp.	4,067,932
19,000		KDDI Corp.	1,405,956
200,000		Kuraray Co. Ltd.	2,462,546
60,600		Miraca Holdings, Inc.	2,458,992
670,000		Mitsubishi Chemical Holdings Corp.	2,925,942
752,000		Mitsubishi UFJ Financial Group, Inc.	3,439,122
84,000		Murata Manufacturing Co. Ltd.	4,758,658
58,000		Nitto Denko Corp.	3,021,896
1,900		NTT Docomo, Inc.	2,740,462
365,000		Shionogi and Co.	6,181,113
425,000		Shiseido Co., Ltd.	6,160,915
620,000		Taiyo Nippon Sanso Corp.	3,437,132
96,000		Takeda Pharmaceutical Co. Ltd.	4,390,368
360,000		Tokyo Gas Co.	1,768,666
		TOTAL	82,762,516
		Mexico—10.9%
3,050,000		Alfa, SA de CV, Class A	6,350,703
375,500		America Movil SAB de CV, Class L, ADR	8,858,045
106,000		Fomento Economico Mexicano, SA de CV, ADR	10,396,480
660,000	[1]	Genomma Lab Internacional SA	1,311,483
29,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,043,521
1,402,100		Grupo Financiero Banorte SA de CV	8,001,655
149,289	[1]	Grupo Financiero Santander Mexico SAB de CV, ADR	2,181,112
90,200		Grupo Televisa SA, GDR	2,135,034
99,000		Industrias Penoles SA de CV	5,010,758
1,906,940		Nuevo Grupo Mexico SA, Class B	6,266,306
2,020,000		Wal-Mart de Mexico SAB de CV	6,339,515
		TOTAL	59,894,612
		Norway—12.1%
646,277		DnB Bank ASA	8,049,297
162,264		Fred Olsen Energy ASA	7,167,236
188,000	[1]	Seadrill Ltd.	7,235,301
645,943		Statoil ASA	15,793,785
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
235,390		Subsea 7 SA	$5,381,459
161,100		Telenor ASA	3,270,662
168,658		TGS Nopec Geophysical Co. ASA	5,344,581
274,500		Yara International ASA	13,767,524
		TOTAL	66,009,845
		South Korea—11.2%
6,700		Hyundai Heavy	1,305,536
55,000		Hyundai Marine & Fire Insurance Co.	1,698,989
56,000		Hyundai Motor Co.	11,661,818
156,000		Kia Motors Corp.	8,917,579
48,000		Korea Electric Power Corp.	1,183,543
19,000		Mando Corp.	2,149,421
14,650		Samsung Electronics Co.	19,021,933
115,000		Samsung Heavy Industries	3,871,035
30,600		Samsung SDI Co. Ltd.	4,394,237
30,000		Samsung Techwin Co., Ltd	1,606,871
21,600		SK Innovation Co. Ltd.	3,301,288
59,700		Woongjin Coway Co. Ltd.	2,199,778
		TOTAL	61,312,028
		United Kingdom—0.3%
50,000		Shire Ltd.	1,446,745
		TOTAL COMMON STOCKS (IDENTIFIED COST $448,668,635)	528,933,131
		U.S. TREASURY—0.1%
$800,000	[2,3]	United States Treasury Bill, 0.09%, 2/21/2013 (IDENTIFIED COST $799,836)	799,866
		MUTUAL FUND—2.6%
14,434,630	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15% (AT NET ASSET VALUE)	14,434,630
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $463,903,101)[6]	544,167,627
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	3,851,907
		TOTAL NET ASSETS—100%	$548,019,534
Annual Shareholder Report

At November 30, 2012, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1DAX Index Long Futures	13	$3,135,835	December 2012	$7,485
At November 30, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/4/2012	288,189,700 INR	$5,094,391	$5,293,993	$199,602
12/7/2012	10,291,293 TRY	$5,549,363	$5,754,314	$204,951
12/13/2012	19,515,000 GBP	$31,091,298	$31,265,588	$174,290
12/13/2012	5,614,000 GBP	$8,947,032	$8,994,364	$47,332
12/13/2012	20,640,000 CAD	$21,173,574	$20,772,559	$(401,015)
12/13/2012	8,145,000 EUR	$10,362,395	$10,594,470	$232,075
1/10/2013	255,891,124 RUB	$8,115,798	$8,232,897	$117,099
1/22/2013	290,110,000 INR	$5,227,207	$5,280,459	$53,252
1/22/2013	288,189,700 INR	$5,217,992	$5,245,507	$27,515
3/6/2013	13,737,300 NZD	$11,214,720	$11,208,178	$(6,542)
Contracts Sold:
12/13/2012	6,050,000 GBP	$9,684,211	$9,692,893	$(8,682)
12/7/2012	10,291,293 TRY	$5,733,630	$5,754,314	$(20,684)
12/10/2012	4,490,254,395 JPY	$56,956,180	$54,477,208	$2,478,972
12/13/2012	21,350,000 EUR	$27,856,840	$27,770,649	$86,191
12/13/2012	10,450,000 CAD	$10,525,786	$10,517,114	$8,672
1/22/2013	21,750,000 BRL	$10,409,189	$10,098,489	$310,700
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,503,728
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$528,933,131[1]	$—	$—	$528,933,131
Debt Securities:
U.S. Treasury	—	799,866	—	799,866
Mutual Fund	14,434,630	—	—	14,434,630
TOTAL SECURITIES	$543,367,761	$799,866	$—	$544,167,627
OTHER FINANCIAL INSTRUMENTS[2]	$7,485	$3,503,728	$—	$3,511,213
1	Includes $305,251,538 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
2	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazil Real
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
GDR	—Global Depositary Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
NZD	—New Zealand Dollar
RUB	—Russian Ruble
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.91	$45.68	$43.37	$31.59	$70.32
Income From Investment Operations:
Net investment income[1]	0.68	0.60	0.33	0.41	1.34
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.89	(3.09)	2.94	13.22	(37.24)
TOTAL FROM INVESTMENT OPERATIONS	5.57	(2.49)	3.27	13.63	(35.90)
Less Distributions:
Distributions from net investment income	(0.47)	(0.28)	(0.97)	(1.87)	(0.47)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.47)	(0.28)	(0.97)	(1.87)	(2.83)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.01[3]	0.02[4]	—
Net Asset Value, End of Period	$48.01	$42.91	$45.68	$43.37	$31.59
Total Return[5]	13.20%	(5.54)%	7.69%[3]	45.34%[4]	(53.15)%
Ratios to Average Net Assets:
Net expenses	1.48%	1.48%[6]	1.48%[6]	1.50%	1.50%
Net investment income	1.52%	1.21%	0.78%	1.17%	2.45%
Expense waiver/reimbursement[7]	0.07%	0.07%	0.10%	0.13%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,870	$290,181	$503,104	$467,912	$382,447
Portfolio turnover	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.48% and 1.48% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.59	$45.45	$43.19	$31.32	$70.20
Income From Investment Operations:
Net investment income[1]	0.31	0.15	0.00[2]	0.17	1.02
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.93	(3.01)	2.91	13.14	(37.14)
TOTAL FROM INVESTMENT OPERATIONS	5.24	(2.86)	2.91	13.31	(36.12)
Less Distributions:
Distributions from net investment income	(0.11)	—	(0.66)	(1.46)	(0.40)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.11)	—	(0.66)	(1.46)	(2.76)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.01[3]	0.02[4]	—
Net Asset Value, End of Period	$47.72	$42.59	$45.45	$43.19	$31.32
Total Return[5]	12.34%	(6.29)%	6.84%[3]	44.21%[4]	(53.51)%
Ratios to Average Net Assets:
Net expenses	2.27%	2.27%[6]	2.27%[6]	2.29%	2.29%
Net investment income	0.69%	0.30%	0.00%[7]	0.49%	1.89%
Expense waiver/reimbursement[8]	0.23%	0.17%	0.18%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,583	$12,734	$17,381	$20,886	$17,344
Portfolio turnover	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	Represents less than 0.01%.
8	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.49	$45.34	$43.09	$31.31	$70.19
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.14	(0.00)[2]	0.18	1.01
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.93	(2.99)	2.90	13.10	(37.11)
TOTAL FROM INVESTMENT OPERATIONS	5.23	(2.85)	2.90	13.28	(36.10)
Less Distributions:
Distributions from net investment income	(0.11)	—	(0.66)	(1.52)	(0.42)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.11)	—	(0.66)	(1.52)	(2.78)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.01[3]	0.02[4]	—
Net Asset Value, End of Period	$47.61	$42.49	$45.34	$43.09	$31.31
Total Return[5]	12.34%	(6.29)%	6.84%[3]	44.20%[4]	(53.51)%
Ratios to Average Net Assets:
Net expenses	2.27%	2.27%[6]	2.27%[6]	2.27%	2.28%
Net investment income (loss)	0.67%	0.29%	(0.01)%	0.51%	1.89%
Expense waiver/reimbursement[7]	0.06%	0.08%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,430	$47,097	$64,512	$69,582	$59,407
Portfolio turnover	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.07% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.27% and 2.27% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$42.28	$45.02	$42.91	$31.45	$70.24
Income From Investment Operations:
Net investment income (loss)[1]	0.55	0.43	0.24	(0.09)	0.73
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.85	(2.97)	2.80	13.47	(36.77)
TOTAL FROM INVESTMENT OPERATIONS	5.40	(2.54)	3.04	13.38	(36.04)
Less Distributions:
Distributions from net investment income	(0.50)	(0.20)	(0.94)	(1.92)	(0.39)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.50)	(0.20)	(0.94)	(1.92)	(2.75)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.01[3]	0.00[2,4]	—
Net Asset Value, End of Period	$47.18	$42.28	$45.02	$42.91	$31.45
Total Return[5]	13.00%	(5.71)%	7.22%[3]	44.73%	(53.35)%
Ratios to Average Net Assets:
Net expenses	1.67%	1.67%[6]	1.91%[6]	1.91%	1.95%
Net investment income (loss)	1.24%	0.92%	0.56%	(0.22)%	2.08%
Expense waiver/reimbursement[7]	0.29%	0.31%	0.09%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,967	$33,219	$33,189	$5,262	$231
Portfolio turnover	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
5	Based on net asset value.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.67% and 1.91% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$43.00	$45.76	$43.42	$31.68	$70.36
Income From Investment Operations:
Net investment income[1]	0.78	0.67	0.46	0.57	1.67
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	4.92	(3.01)	2.95	13.18	0.12
TOTAL FROM INVESTMENT OPERATIONS	5.70	(2.34)	3.41	13.75	(35.79)
Less Distributions:
Distributions from net investment income	(0.72)	(0.42)	(1.08)	(2.03)	(0.53)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	—	(2.36)
TOTAL DISTRIBUTIONS	(0.72)	(0.42)	(1.08)	(2.03)	(2.89)
Redemption Fees	—	—	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds	—	—	0.01[3]	0.02[4]	—
Net Asset Value, End of Period	$47.98	$43.00	$45.76	$43.42	$31.68
Total Return[5]	13.56%	(5.24)%	8.03%[3]	45.80%[4]	(53.00)%
Ratios to Average Net Assets:
Net expenses	1.17%	1.17%[6]	1.16%[6]	1.18%	1.20%
Net investment income	1.73%	1.38%	1.06%	1.62%	3.12%
Expense waiver/reimbursement[7]	0.09%	0.09%	0.11%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,171	$164,416	$197,682	$133,677	$85,520
Portfolio turnover	54%	53%	71%	121%	65%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.02% on the total return.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.10% on the total return.
5	Based on net asset value.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.17% and 1.16% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $14,434,630 of investment in an affiliated holding (Note 5) (identified cost $463,903,101)		$544,167,627
Cash denominated in foreign currencies (identified cost $471,639)		471,366
Unrealized appreciation on foreign exchange contracts		3,940,651
Receivable for investments sold		2,281,763
Income receivable		1,385,451
Receivable for shares sold		361,211
Receivable for daily variation margin		7,608
TOTAL ASSETS		552,615,677
Liabilities:
Payable for shares redeemed	$1,948,132
Payable for investments purchased	1,716,959
Unrealized depreciation on foreign exchange contracts	436,923
Payable for transfer and dividend disbursing agent fees and expenses (Note 2)	147,638
Payable for portfolio accounting fees	65,250
Payable for shareholder services fee (Note 5)	59,693
Payable for distribution services fee (Note 5)	40,149
Payable for Directors'/Trustees' fees	3,945
Accrued expenses	177,454
TOTAL LIABILITIES		4,596,143
Net assets for 11,439,317 shares outstanding		$548,019,534
Net Assets Consist of:
Paid-in capital		$815,488,810
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		83,669,621
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(357,489,336)
Undistributed net investment income		6,350,439
TOTAL NET ASSETS		$548,019,534
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($262,869,697 ÷ 5,474,774 shares outstanding), no par value, unlimited shares authorized	$48.01
Offering price per share (100/94.50 of $48.01)	$50.80
Redemption proceeds per share	$48.01
Class B Shares:
Net asset value per share ($10,582,645 ÷ 221,769 shares outstanding), no par value, unlimited shares authorized	$47.72
Offering price per share	$47.72
Redemption proceeds per share (94.50/100 of $47.72)	$45.10
Class C Shares:
Net asset value per share ($43,429,749 ÷ 912,236 shares outstanding), no par value, unlimited shares authorized	$47.61
Offering price per share	$47.61
Redemption proceeds per share (99.00/100 of $47.61)	$47.13
Class R Shares:
Net asset value per share ($37,966,908 ÷ 804,721 shares outstanding), no par value, unlimited shares authorized	$47.18
Offering price per share	$47.18
Redemption proceeds per share	$47.18
Institutional Shares:
Net asset value per share ($193,170,535 ÷ 4,025,817 shares outstanding), no par value, unlimited shares authorized	$47.98
Offering price per share	$47.98
Redemption proceeds per share	$47.98
See Notes which are in integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Dividends (including $24,914 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $508,925)		$15,169,689
Interest (including income on securities loaned of $776,084)		776,174
TOTAL INCOME		15,945,863
Expenses:
Investment adviser fee (Note 5)	$5,384,656
Administrative fee (Note 5)	420,084
Custodian fees	172,879
Transfer and dividend disbursing agent fees and expenses (Note 2)	749,056
Directors'/Trustees' fees	8,735
Auditing fees	25,000
Legal fees	14,000
Portfolio accounting fees	130,051
Distribution services fee (Note 5)	595,662
Shareholder services fee (Note 5)	813,102
Account administration fee (Note 2)	10,821
Share registration costs	81,967
Printing and postage	58,988
Insurance premiums	5,037
Miscellaneous	11,520
TOTAL EXPENSES	8,481,558
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(210,571)
Waiver of administrative fee (Note 5)	(7,647)
Waiver of distribution services fee (Note 5)	(86,214)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2)	(202,544)
TOTAL WAIVERS AND REIMBURSEMENTS		$(506,976)
Net expenses			$7,974,582
Net investment income			7,971,281
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			19,544,647
Net realized gain on futures contracts			715,344
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			36,581,830
Net change in unrealized appreciation of futures contracts			(556,931)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			56,284,890
Change in net assets resulting from operations			$64,256,171
See Notes which are an integral part of the Financial Statements.
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,971,281	$9,678,519
Net realized gain on investments, futures contracts and foreign currency transactions	20,259,991	11,306,198
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	36,024,899	(73,353,388)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	64,256,171	(52,368,671)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,030,893)	(3,062,687)
Class B Shares	(30,684)	—
Class C Shares	(113,864)	—
Class R Shares	(2,717,446)	(1,803,225)
Institutional Shares	(392,999)	(146,249)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,285,886)	(5,012,161)
Share Transactions:
Proceeds from sale of shares	121,714,632	256,795,414
Net asset value of shares issued to shareholders in payment of distributions declared	4,451,028	3,616,501
Cost of shares redeemed	(183,763,204)	(471,251,918)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(57,597,544)	(210,840,003)
Change in net assets	372,741	(268,220,835)
Net Assets:
Beginning of period	547,646,793	815,867,628
End of period (including undistributed net investment income of $6,350,439 and $6,284,423, respectively)	$548,019,534	$547,646,793
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek long-term capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value. The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear account administration fees, distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended November 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$385,827	$(92,804)	$10,596
Class B Shares	38,143	(21,413)	—
Class C Shares	74,577	(10,583)	225
Class R Shares	100,699	—	—
Institutional Shares	149,810	(77,744)	—
TOTAL	$749,056	$(202,544)	$10,821
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,896,917 and $3,443,698, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and
Annual Shareholder Report

unrealized gains or losses are recorded in a “ variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of futures contracts held by the Fund throughout the period was $2,475,989. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of November 30, 2012, the Fund did not have any securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$7,485*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$3,940,651	Unrealized depreciation on foreign exchange contracts	$436,923
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,948,136		$436,923
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$715,344	$—	$715,344
Foreign exchange contracts	$—	$9,868,152	$9,868,152
TOTAL	$715,344	$9,868,152	$10,583,496
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Equity contracts	$(556,931)	$—	$(556,931)
Foreign exchange contracts	$—	$1,879,113	$1,879,113
TOTAL	$(556,931)	$1,879,113	$1,322,182
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,370,179	$62,515,461	3,327,022	$165,487,357
Shares issued to shareholders in payment of distributions declared	72,110	2,923,351	57,923	2,874,164
Shares redeemed	(2,730,333)	(120,572,883)	(7,636,815)	(340,024,043)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,288,044)	$(55,134,071)	(4,251,870)	$(171,662,522)
Year Ended November 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,201	$457,455	51,795	$2,590,162
Shares issued to shareholders in payment of distributions declared	670	27,207	—	—
Shares redeemed	(88,062)	(3,958,409)	(135,271)	(6,547,699)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(77,191)	$(3,473,747)	(83,476)	$(3,957,537)
Annual Shareholder Report

Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	122,613	$5,492,665	187,915	$9,205,425
Shares issued to shareholders in payment of distributions declared	2,430	98,399	—	—
Shares redeemed	(321,114)	(14,334,948)	(502,388)	(23,837,649)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(196,071)	$(8,743,884)	(314,473)	$(14,632,224)
Year Ended November 30	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	179,128	$8,148,571	480,877	$21,250,263
Shares issued to shareholders in payment of distributions declared	9,824	392,093	2,987	146,249
Shares redeemed	(169,907)	(7,589,304)	(435,344)	(20,070,001)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	19,045	$951,360	48,520	$1,326,511
Year Ended November 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,009,009	$45,100,480	1,205,663	$58,262,207
Shares issued to shareholders in payment of distributions declared	24,999	1,009,978	12,023	596,088
Shares redeemed	(831,804)	(37,307,660)	(1,714,160)	(80,772,526)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	202,204	$8,802,798	(496,474)	$(21,914,231)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,340,057)	$(57,597,544)	(5,097,773)	$(210,840,003)
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and regulatory settlement proceeds.
For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,192)	$(1,619,379)	$1,621,571
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$6,285,886	$5,012,161
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$6,350,439
Net unrealized appreciation	$80,446,337
Capital loss carryforwards	$(354,266,052)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for foreign currency commitments and futures contracts.
At November 30, 2012, the cost of investments for federal tax purposes was $463,903,101. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $80,264,526. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $101,792,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,527,497.
At November 30, 2012, the Fund had a capital loss carryforward of $354,266,052 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$103,783,407	NA	$103,783,407
2017	$250,482,645	NA	$250,482,645
The Fund used capital loss carryforwards of $23,031,828 to offset taxable capital gains realized during the year ended November 30, 2012.
Annual Shareholder Report

5. Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $177,826 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $7,647 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$86,794	$—
Class C Shares	336,869	—
Class R Shares	171,999	(86,214)
TOTAL	$595,662	$(86,214)
For year ended November 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $40,534 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $9,977 in sales charges from the sale of Class A Shares. FSC also retained $5,429 of CDSC relating to redemptions of Class B Shares and $1,592 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,482 of Service Fees for the year ended November 30, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$672,105
Class B Shares	28,932
Class C Shares	112,065
TOTAL	$813,102
For the year ended November 30, 2012, FSSC did not receive any Service Fees paid by the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding tax reclaim recovery expenses) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.48%, 2.27%, 2.27%, 1.67% and 1.17% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $32,745. Transactions involving the affiliated holding during the year ended November 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	2,269,464
Purchases/Additions	204,091,870
Sales/Reductions	191,926,704
Balance of Shares Held 11/30/2012	14,434,630
Value	$14,434,630
Dividend Income	$24,914
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$285,652,024
Sales	$346,776,248
7. Concentration of Risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Annual Shareholder Report

8. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
10. Federal Tax Information (unaudited)
For the fiscal year ended November 30, 2012, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
To the extent the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits for foreign taxes paid.
For the fiscal year ended November 30, 2012, the Fund derived $10,820,889 of gross income from foreign sources and paid foreign taxes of $481,147.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated Intercontinental fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated InterContinental Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated InterContinental Fund as of November 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 25, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,159.10	$7.99
Class B Shares	$1,000	$1,154.60	$12.23
Class C Shares	$1,000	$1,154.70	$12.23
Class R Shares	$1,000	$1,158.10	$9.01
Institutional Shares	$1,000	$1,160.90	$6.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.60	$7.47
Class B Shares	$1,000	$1,013.65	$11.43
Class C Shares	$1,000	$1,013.65	$11.43
Class R Shares	$1,000	$1,016.65	$8.42
Institutional Shares	$1,000	$1,019.15	$5.91
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.48%
Class B Shares	2.27%
Class C Shares	2.27%
Class R Shares	1.67%
Institutional Shares	1.17%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust business affairs and for exercising all the Trust powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Audrey H. Kaplan Birth Date: February 20, 1967 Vice President Officer since: February 2011 Portfolio Manager since: February 2004	Principal Occupations: Audrey H. Kaplan has been the Fund's Portfolio Manager since February 2004. She is Vice President of the Trust with respect to the Fund. Prior to joining Federated, Ms. Kaplan was employed with Rochdale Investment Management LLC where she served as a Portfolio Manager for several portfolios including the Rochdale Investment Trust Atlas Portfolio and Senior Vice President in Quantitative Research from February 2004 to August 2007. Prior to joining Rochdale, Ms. Kaplan was a Hedge Fund Consultant at BlueCrest Capital Management from December 2002 to December 2003, Vice President and European Quantitative Strategist with Merrill Lynch International from August 2000 to December 2002, and Project Manager of Global Emerging Markets Research with Robert Fleming & Co., Ltd from February 1998 to December 1999. Ms. Kaplan has 23 years of experience in quantitative analysis, portfolio strategy, and research. Ms. Kaplan earned her B.S. in Computer and Systems Engineering from Rensselear Polytechnic Institute and her Masters in Finance from London Business School.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INTERCONTINENTAL FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172511
CUSIP 314172495
CUSIP 314172487
CUSIP 314172479
CUSIP 314172461
37865 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	IVFAX
C	IVFCX
Institutional	IVFIX

Federated International Strategic Value Dividend Fund
Fund Established 2008

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the fiscal year ended November 30, 2012, was 11.37% for Class A Shares, 10.29% for Class C Shares and 11.66% for Institutional Shares. The total return of the MSCI EAFE High Dividend Yield Index (the Benchmark),1 a broad-based securities market index, was 11.14% for the same period. The MSCI EAFE Index,2 representative of the broad securities market outside of the United States and Canada, had a return of 12.61% for the same period.3 The Fund's total return for the most recently complete fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Benchmark.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The end of the Fund's fiscal year marked a pause in a period that will most likely be remembered for its significant swings in market sentiment and the anxiety that surrounded the future of the euro zone, a polarizing U.S. election and concerns that global leaders would be able to attain the appropriate balance of stimulus, austerity and bailouts.
Throughout the year, central banks maintained their accommodative postures in an effort to stimulate growth and provide ample liquidity. The U.S. Federal Reserve (the “Fed”) renewed their commitment to this effort as it announced a third round of quantitative easing that was not constrained by a specific dollar or time limitation. The European Central Bank (ECB) also announced a new asset purchase program, making good on its promise to do whatever it takes to support the euro. In many respects the central banks' announcements seem to have achieved some of their goals, pushing up asset prices and making markets more confident in the process. In any case, their efforts appear to have helped shift investors' attention away from tail risk (the risk that returns may be significantly lower than historical averages due to rare events), allowing them to focus on the near-term.
In the United States, observers hoping for improved visibility following the presidential election were met with disappointment as a “status quo” outcome drove heightened uncertainty over the direction of the economy and the future for tax rates. Thanks to some modest signs of improvement (and a little help from the Fed), U.S. stocks finished the fiscal year up more than 13.5% over the prior twelve months. Some of these modest improvements included U.S. housing sales, construction and home prices which all tilted positive in the second half, indicating an industry that had been a drag on gross domestic product (GDP) could become a net contributor again. Signs of advancement in the labor market and consumer spending also began to provide some reassurance for investors, at least until Hurricane Sandy struck, playing havoc with year-end
Annual Shareholder Report
1

economic data. By most accounts, Sandy caused a temporary drag on new-home sales, consumer spending, personal income and retail sales. However, outside the area immediately impacted by the hurricane, indicators of personal spending and sentiment signaled that U.S. consumers remained somewhat upbeat. But in spite of improving consumer sentiment, most U.S. businesses maintained their defensive postures, preferring instead to take their cues from policy makers ahead of the fiscal cliff.
Outside of the United States, investors remained focused on the situation in Europe. The end of fiscal year 2012 marked a full year of European Union (EU) leaders negotiating the terms of a deal to save Greece from insolvency. In the meantime, economic conditions remained challenging in Europe's “periphery,” with the bank of Spain estimating that the country's GDP fell for a fifth straight quarter. The outlook for the entire euro zone remained weak throughout most of the year, as manufacturing and consumption data seemed to confirm an increasingly uncertain road to recovery. And while the region's most recent manufacturing numbers suggested signs of “bottoming,” Europe's recession seemed likely to continue into 2013.
FUND PERFORMANCE
While the international equity markets fluctuated over the fiscal year, the Fund remained focused on its objective of providing investors with an attractive combination of dividend income and dividend growth.3 The Fund ended its fiscal year with a dividend yield of 5.32% and a 30-day SEC yield of 4.39%.4 Dividend growth however was negatively affected in fiscal year 2012 by several factors including currency fluctuations, dilution from the rapid subscriber growth and the sale of certain smaller, higher-yielding securities. The negative impact of dilution caused by asset growth was partially diminished by the implementation of a change to improve the Fund's dividend payment frequency during the fiscal year. Beginning in April 2012, the Fund began paying a monthly dividend, in contrast with the quarterly dividend it had paid in prior periods.
In order to achieve a high yield and dividend growth, the Fund seeks to invest in companies that have both the ability and the inclination to pay and increase their dividends.5 As a consequence, the Fund has naturally positioned itself within countries that comprise the epicenter of international dividend investing: the United Kingdom, Canada, Australia, Brazil and Switzerland. Japan also took on a greater role in the portfolio in 2012 as its high-quality global businesses provided a relative safe haven from the volatility of the euro zone. Since most of the Fund's investments were concentrated within these countries, the Fund's euro zone exposure at the end of the fiscal year was a modest 11.18%. The portfolio's euro zone exposure included high quality multinational holdings such as Total SA, the French global energy company whose shareholders benefit from a 6.13% dividend yield and a significant production business that is primarily denominated in U.S. dollars.
Annual Shareholder Report
2

The Fund's country allocation had a positive impact on performance during the recent fiscal year as investors digested the rapidly-evolving status of European austerity, stimulus and bailout. Share performance in Europe's “ periphery”–Greece, Spain, Portugal, Italy and Ireland–lagged that of the overall market, while holdings domiciled in higher quality European countries tended to outperform. The Fund's performance benefited from this trend, thanks to its bias toward lower-risk holdings. The Fund's holdings in the United Kingdom, Australia and Switzerland provided the largest positive contributions to the Fund's performance in 2012, led by Telstra Corp., Roche Holdings and National Grid, which returned 54.79%, 28.92% and 22.78%, respectively. Partially offsetting these positive contributors were the weak returns generated by the Fund's holdings in Sweden and Norway. However, the Fund's small exposure to these countries (3.16% in aggregate) minimized the effect on the Fund's returns.
While investor preference for sector exposure underwent several major fluctuations throughout the year, investors' overall inclination to own dividend-friendly sectors contributed positively to the Fund's performance. In 2012, the Fund maintained sizeable positions in dividend-friendly sectors such as Consumer Staples, Financials, Health Care and Utilities–sectors that provided some of the highest positive contributions to the Fund. Some of the best performing holdings from these sectors included Munich Re, Sanofi and Woolworths Ltd. While no sector generated negative returns for the portfolio in fiscal year 2012, the Fund's Energy holdings provided the lowest total returns for the period as the price of oil declined from $100.36/barrel at the beginning of the reporting period to $88.91/barrel at the end of the reporting period. Although the performance of the Fund's Energy holdings did lag that of the overall market, they continued to provide a reliable source of attractively high dividend yield and dividend growth.
1	The MSCI High Dividend Yield Index is a free float-adjusted market capitalization index designed to measure the performance of securities that offer a meaningfully higher than average dividend yield in the developed markets comprising the MSCI EAFE. The index is unmanaged, and it is not possible to invest directly in an index.
2	The MSCI EAFE Index is a market capitalization-weighted index comprising 22 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index is unmanaged, and it is not possible to invest directly in an index.
3	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
4	Represents the 30-day SEC yield for the Fund's Institutional shares. In the absence of temporary expense waivers or reimbursements the 30-day SEC yield would have been 4.09% for the Fund's Institutional shares. The dividend yield represents the average yield of the underlying securities within the portfolio.
5	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated International Strategic Value Dividend Fund (the “Fund”) from June 4, 2008 (start of performance) to November 30, 2012, compared to the MSCI EAFE High Dividend Yield Index (MSCI HDY)2 and the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).2
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	Start of Performance[3]
Class A Shares	5.25%	-2.95%
Class C Shares	9.29%	-2.52%
Institutional Shares	11.66%	-1.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
4

Growth of a $10,000 Investment–class A SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–class C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.
Annual Shareholder Report
5

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSCI HDY and the MSCI EAFE have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The MSCI HDY and the MSCI EAFE are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The MSCI HDY represents the components of the MSCI Europe, Australasia and Far East Index (MSCI EAFE), which is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of November 30, 2012, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The MSCI HDY, however, only includes securities which have a dividend yield that is at least 30% higher than its relative parent index, the MSCI EAFE. Only securities with a reasonable payout and a non-negative, five-year Dividend Per Share (DPS) growth rate are eligible for inclusion in the MSCI HDY. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Class A Shares, Class C Shares and Institutional Shares commenced operations on June 4, 2008.
Annual Shareholder Report
6

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	32.9%
Canada	15.0%
Australia	11.1%
Switzerland	9.1%
Japan	6.3%
Brazil	6.0%
France	4.9%
Singapore	3.4%
Germany	3.3%
Italy	3.0%
Sweden	1.7%
Norway	1.5%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

At November 30, 2012, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Telecommunication Services	21.6%
Health Care	18.4%
Financials	18.1%
Consumer Staples	13.6%
Energy	12.8%
Utilities	11.4%
Consumer Discretionary	2.3%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report
8

Portfolio of Investments
November 30, 2012
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.2%
	Banks—14.1%
128,000	Australia & New Zealand Banking Group, Melbourne	$3,254,034
215,000	Banco Do Brasil SA, ADR	2,257,500
135,600	Bank of Montreal	8,145,419
77,200	Canadian Imperial Bank of Commerce	6,232,889
214,000	National Australia Bank Ltd., Melbourne	5,426,938
92,000	Royal Bank of Canada, Montreal	5,455,076
64,000	Svenska Handelsbanken AB, Class A	2,274,944
176,000	Westpac Banking Corp. Ltd., Sydney	4,683,684
	TOTAL	37,730,484
	Energy—12.8%
935,000	BP PLC	6,465,426
199,500	Crescent Point Energy Corp.	7,834,595
336,100	ENI SpA	7,946,701
158,705	Statoil ASA	3,880,455
161,612	Total SA	8,086,800
	TOTAL	34,213,977
	Food & Staples Retailing—4.0%
1,417,000	Tesco PLC	7,380,587
106,600	Woolworth's Ltd.	3,257,339
	TOTAL	10,637,926
	Food Beverage & Tobacco—9.6%
106,615	British American Tobacco PLC	5,592,436
180,000	Coca-Cola Amatil Ltd.	2,581,036
164,655	Imperial Tobacco Group PLC	6,587,150
74,100	Nestle SA	4,849,644
159,849	Unilever PLC	6,154,145
	TOTAL	25,764,411
	Health Care Equipment & Services—1.4%
264,060	Sonic Healthcare Ltd.	3,703,707
	Insurance—4.0%
17,975	Muenchener Rueckversicherungs-Gesellschaft AG	3,068,264
4,023,700	Royal & Sun Alliance Insurance Group PLC	7,574,736
	TOTAL	10,643,000
Annual Shareholder Report
9

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Media—2.3%
281,200		Shaw Communications, Inc., Class B	$6,199,507
		Pharmaceuticals Biotechnology & Life Sciences—17.0%
167,527		AstraZeneca PLC	7,962,203
134,500		Eisai Co. Ltd.	5,645,296
369,643		GlaxoSmithKline PLC	7,903,239
126,600		Novartis AG	7,834,801
24,700		Roche Holding AG	4,861,638
55,653		Sanofi - Aventis	4,969,548
140,600		Takeda Pharmaceutical Co. Ltd.	6,430,060
		TOTAL	45,606,785
		Retailing—0.0%
21,320	[1]	Woolworths Holdings Ltd.	32,262
		Telecommunication Services—21.6%
531,502		Deutsche Telekom AG, Class REG	5,854,810
3,390		NTT DOCOMO, INC.	4,889,562
145,000		Rogers Communications, Inc., Class B	6,403,735
3,374,385		Singapore Telecom Ltd.	9,150,593
16,470		Swisscom AG	6,934,924
358,950		Telef Brasil, ADR	7,875,363
345,000		TeliaSonera AB	2,313,707
1,503,515		Telstra Corp. Ltd.	6,762,695
2,960,000		Vodafone Group PLC	7,642,335
		TOTAL	57,827,724
		Utilities—11.4%
595,000		Centrica PLC	3,106,743
265,500		CPFL Energia SA, ADR	5,798,520
541,167		National Grid PLC	6,112,579
383,700		Scottish & Southern Energy PLC	8,760,134
616,770		United Utilities Group PLC	6,734,311
		TOTAL	30,512,287
		TOTAL COMMON STOCKS (IDENTIFIED COST $251,908,495)	262,872,070
Annual Shareholder Report
10

Shares			Value in U.S. Dollars
		MUTUAL FUND—1.6%
4,394,142	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15% (AT NET ASSET VALUE)	$4,394,142
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $256,302,637)[4]	267,266,212
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	434,565
		TOTAL NET ASSETS—100%	$267,700,777
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Includes $48,230,243 of common stock securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.16	0.17	0.17	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	0.12	(0.20)	0.68	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.29	(0.03)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.13)	(0.15)	(0.14)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.15)	(0.14)	(0.17)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.88	$3.61	$3.47	$3.64	$3.05
Total Return[4]	11.37%	8.52%	(0.68)%	25.86%	(38.78)%
Ratios to Average Net Assets:
Net expenses	1.04%	1.00%[5]	1.00%[5]	0.99%	0.46%[6]
Net investment income	4.34%	4.55%	4.90%	2.38%	3.96%[6]
Expense waiver/reimbursement[7]	0.38%	1.25%	2.56%	9.84%	52.69%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$110,082	$38,968	$19,060	$1,083	$11
Portfolio turnover	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.60	$3.46	$3.63	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.13	0.15	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.23	0.12	(0.19)	0.63	(2.00)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.27	(0.06)	0.72	(1.93)
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.11)	(0.14)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.13)	(0.11)	(0.14)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.86	$3.60	$3.46	$3.63	$3.05
Total Return[4]	10.29%	7.76%	(1.43)%	24.33%	(38.77)%
Ratios to Average Net Assets:
Net expenses	1.79%	1.75%[5]	1.74%[5]	1.75%	1.23%[6]
Net investment income	3.56%	3.94%	3.72%	2.82%	3.29%[6]
Expense waiver/reimbursement[7]	0.37%	1.25%	3.01%	10.38%	52.36%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,155	$6,130	$3,022	$1,241	$0[8]
Portfolio turnover	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75% and 1.74% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$3.61	$3.47	$3.64	$3.05	$5.00
Income From Investment Operations:
Net investment income[2]	0.17	0.17	0.17	0.11	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24	0.13	(0.19)	0.65	(2.02)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.30	(0.02)	0.76	(1.93)
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.15)	(0.17)	(0.02)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.00)[3]	—	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.16)	(0.15)	(0.17)	(0.02)
Redemption Fees	—	—	0.00[3]	0.00[3]	—
Net Asset Value, End of Period	$3.88	$3.61	$3.47	$3.64	$3.05
Total Return[4]	11.66%	8.75%	(0.47)%	25.97%	(38.77)%
Ratios to Average Net Assets:
Net expenses	0.79%	0.75%[5]	0.75%[5]	0.74%	0.18%[6]
Net investment income	4.55%	4.80%	4.80%	3.28%	4.55%[6]
Expense waiver/reimbursement[7]	0.37%	1.23%	3.05%	10.72%	52.61%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$134,463	$37,527	$13,644	$8,592	$782
Portfolio turnover	26%	38%	23%	31%	22%
1	Reflects operations for the period from June 4, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.75% for the years ended November 30, 2011 and 2010, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $4,394,142 of investment in an affiliated holding (Note 5) (identified cost $256,302,637)		$267,266,212
Cash denominated in foreign currencies (identified cost $477,572)		475,295
Receivable for shares sold		1,856,948
Income receivable		1,653,296
TOTAL ASSETS		271,251,751
Liabilities:
Payable for investments purchased	$3,178,472
Payable for shares redeemed	206,561
Payable for shareholder services fee (Note 5)	25,568
Payable for distribution services fee (Note 5)	13,398
Accrued expenses	126,975
TOTAL LIABILITIES		3,550,974
Net assets for 69,063,020 shares outstanding		$267,700,777
Net Assets Consist of:
Paid-in capital		$255,736,435
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,950,219
Accumulated net realized gain on investments and foreign currency transactions		119,397
Undistributed net investment income		894,726
TOTAL NET ASSETS		$267,700,777
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($110,082,483 ÷ 28,400,493 shares outstanding), no par value, unlimited shares authorized		$3.88
Offering price per share (100/94.50 of $3.88)		$4.11
Redemption proceeds per share		$3.88
Class C Shares:
Net asset value per share ($23,155,372 ÷ 5,993,953 shares outstanding), no par value, unlimited shares authorized		$3.86
Offering price per share		$3.86
Redemption proceeds per share (99.00/100 of $3.86)		$3.82
Institutional Shares:
Net asset value per share ($134,462,922 ÷ 34,668,574 shares outstanding), no par value, unlimited shares authorized		$3.88
Offering price per share		$3.88
Redemption proceeds per share		$3.88
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Dividends (including $7,304 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $543,355)			$8,648,164
Expenses:
Investment adviser fee (Note 5)		$1,210,517
Administrative fee (Note 5)		218,968
Custodian fees		44,863
Transfer and dividend disbursing agent fees and expenses		148,910
Directors'/Trustees' fees		1,108
Auditing fees		28,500
Legal fees		9,300
Portfolio accounting fees		128,747
Distribution services fee (Note 5)		97,404
Shareholder services fee (Note 5)		217,722
Share registration costs		54,428
Printing and postage		22,558
Insurance premiums		3,692
Miscellaneous		8,403
TOTAL EXPENSES		2,195,120
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(570,717)
Waiver of administrative fee	(32,788)
TOTAL WAIVERS AND REIMBURSEMENT		(603,505)
Net expenses			1,591,615
Net investment income			7,056,549
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(143,200)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			10,787,583
Net realized and unrealized gain on investments and foreign currency transactions			10,644,383
Change in net assets resulting from operations			$17,700,932
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,056,549	$2,227,519
Net realized loss on investments and foreign currency transactions	(143,200)	(559,527)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	10,787,583	1,409,835
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,700,932	3,077,827
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,626,680)	(1,033,936)
Class C Shares	(363,856)	(148,788)
Institutional Shares	(2,806,269)	(694,650)
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(27,609)
Class C Shares	—	(4,532)
Institutional Shares	—	(17,861)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,796,805)	(1,927,376)
Share Transactions:
Proceeds from sale of shares	218,219,793	54,613,583
Net asset value of shares issued to shareholders in payment of distributions declared	5,099,342	1,803,263
Cost of shares redeemed	(50,146,899)	(10,669,281)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	173,172,236	45,747,565
Change in net assets	185,076,363	46,898,016
Net Assets:
Beginning of period	82,624,414	35,726,398
End of period (including undistributed net investment income of $894,726 and $257,401, respectively)	$267,700,777	$82,624,414
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
November 30, 2012
1. Organization
Federated Equity Funds (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated International Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
18

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Annual Shareholder Report
19

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or subcustodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
20

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2012, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,223 and $487, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Annual Shareholder Report
21

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(221,227)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Shares of Beneficial Interest
The following tables summarize share activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,377,302	$87,029,143	6,805,149	$25,077,220
Shares issued to shareholders in payment of distributions declared	698,791	2,593,180	271,684	1,001,656
Shares redeemed	(6,481,918)	(24,215,511)	(1,770,785)	(6,592,521)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,594,175	$65,406,812	5,306,048	$19,486,355
Annual Shareholder Report
22

Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,649,673	$17,431,239	928,995	$3,445,916
Shares issued to shareholders in payment of distributions declared	92,245	341,828	40,764	150,737
Shares redeemed	(450,953)	(1,669,554)	(140,496)	(520,199)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,290,965	$16,103,513	829,263	$3,076,454
Year Ended November 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,270,699	$113,759,411	7,262,820	$26,090,447
Shares issued to shareholders in payment of distributions declared	579,747	2,164,334	176,152	650,870
Shares redeemed	(6,574,943)	(24,261,834)	(979,074)	(3,556,561)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,275,503	$91,661,911	6,459,898	$23,184,756
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	46,160,643	$173,172,236	12,595,209	$45,747,565
4. Federal Tax Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions. For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(622,419)	$622,419
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$5,796,805	$1,891,093
Long-term capital gain	—	$36,283
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
Annual Shareholder Report
23

As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,014,123
Net unrealized appreciation	$10,950,219
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

At November 30, 2012, the cost of investments for federal tax purposes was $256,302,637. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $10,963,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,424,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,461,056.
The Fund used capital loss carryforwards of $286,002 to offset capital gains realized during the year ended November 30, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $566,431 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $32,788 of its fee. The net fee paid to FAS was 0.115% of average daily net assets of the Fund.
Annual Shareholder Report
24

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$97,404
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $56,400 of fees paid by the Fund. For the year ended November 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $67,607 in sales charges from the sale of Class A Shares. FSC also retained $3,203 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$185,460
Class C Shares	32,262
TOTAL	$217,722
Annual Shareholder Report
25

For the year ended November 30, 2012, FSSC received $1,862 of Service Fees paid by the Fund.
Expense Limitation
Effective February 1, 2013, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding tax reclaim recovery expenses) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.10%, 1.85% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions with Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $4,286. Transactions involving the affiliated holding during the year ended November 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2011	3,382,762
Purchases/Additions	106,563,182
Sales/Reductions	105,551,802
Balance of Shares Held 11/30/2012	4,394,142
Value	$4,394,142
Dividend Income	$7,304
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$212,811,701
Sales	$42,178,454
Annual Shareholder Report
26

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2012, 100% of the total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, the Fund will pass through to its shareholders credits of foreign taxes paid.
For the fiscal year ended November 30, 2012, the Fund derived $9,175,491 of gross income from foreign sources and paid foreign taxes of $513,635.
Annual Shareholder Report
27

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF Federated InternATIONAL STRATEGIC VALUE Dividend fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated International Strategic Value Dividend Fund (the “Fund”), a portfolio of Federated Equity Funds, as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated International Strategic Value Dividend Fund as of November 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report
28

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report
29

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,144.70	$5.58
Class C Shares	$1,000	$1,138.60	$9.57
Institutional Shares	$1,000	$1,146.00	$4.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.25
Class C Shares	$1,000	$1,016.05	$9.02
Institutional Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.04%
Class C Shares	1.79%
Institutional Shares	0.79%
Annual Shareholder Report
30

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report
31

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report
33

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report
34

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Officer since: November 2006 Portfolio Manager since: June 2008	Principal Occupations: Walter C. Bean has been the Fund's Portfolio Manager since June 2008. He is Vice President of the Trust with respect to the Fund. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has received the Chartered Financial Analyst designation and has 43 years of investment experience.
Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INTERNATIONAL STRATEGIC VALUE DIVIDEND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report
36

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report
37

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year and three-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report
38

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was
Annual Shareholder Report
39

reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated International Strategic Value Dividend Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172388
CUSIP 314172370
CUSIP 314172362
39834 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $383,700

Fiscal year ended 2011 - $381,700

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $145

Fiscal year ended 2011 - $0

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,370 and $2,328 respectively. Fiscal year ended 2012- Audit consent fees for N-14 merger document. Fiscal year ended 2011- Audit consent fees for N-14 merger documents.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,932 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $18,894 and $41,364 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $403,127

Fiscal year ended 2011 - $517,596

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013